Submission	Dec. 20, 2025
Submission [Line Items]
Central Index Key	0002102716
Registrant Name	WHITE KNIGHTS ALLIANCE CAPITAL CORP.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A